Operations and Reorganization - History of the Group and Basis of Presentation for the Reorganization (Details)	12 Months Ended
Dec. 31, 2022 shareholder
China Online Innovations Inc
Operations and Reorganization
Equity interest (as a percent)	99.99999%
China Online Innovations Inc | Beneficial Owner
Operations and Reorganization
Number of individual shareholders/investors	7
Beneficial interest held	0.00001%
On Demand English Innovations Inc
Operations and Reorganization
Equity interest (as a percent)	99.999%
On Demand English Innovations Inc | Beneficial Owner
Operations and Reorganization
Number of individual shareholders/investors	5
Beneficial interest held	0.001%